UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09134

MANOR INVESTMENT FUNDS, INC.

(Exact name of registrant as specified in charter)

15 Chester Commons

Malvern, PA  19355

(Address of principal executive offices)

AGENT FOR SERVICE:

Daniel A. Morris

Manor Investment Funds, Inc.

15 Chester Commons

Malvern, PA  19355

(Name and Address of Agent for Service)

Registrant's telephone number, including area code: 1-610-722-0900

Date of fiscal year end: December 31, 2007

Date of reporting period: July 1, 2006 - June 30, 2007

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a current valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

Manor Investment Funds, Inc.

Proxy Voting History

VOTES CAST FOR THE GROWTH FUND:
Company Information	Proposal	Mgt Rec	Vote Cast	Sponsor
Bed Bath & Beyond, Inc. BBBY 075896100 06/29/06	1.1 Elect Director Steven H. Temares
1.2 Elect Director Klaus Eppler
1.3 Elect Director Fran Stoller
2 Ratification of KPMG
3 Shareholder proposal; Board Diversity Report
4 Shareholder proposal; Foreign Workplace monitoring
5 Shareholder proposal; Energy efficiency report
	6 Amend Certificate of Incorporation regarding the election of directors	For For For For Against Against Against For	For For Against For Against Against Against For	Management Management Management Management Shareholder Shareholder Shareholder Magagement
EBAY, Inc. EBAY 278642103 06/13/06	1.1 Elect Director William C. Ford, Jr.
1.2 Elect Director Dawn G. Lepore
1.3 Elect Director Pierre M. Omidyar
1.4 Elect Director Richard Schlosberg, III
2 Approve amendment to increase the number shares for the Equity Incentive Plan
	3 Ratify PriceWaterHouseCoopers as independent auditor	For For For For For For	For For For For For For	Management Management Management Management Management Management
Staples, Inc. SPLS 855030102 6/6/06	1.1 Elect Director Basil L. Anderson
1.2 Elect Director Robert C. Nakasone
1.3 Elect Director Ronald L. Sargent
1.4 Elect Director Stephen F. Schuckenbrock
2 Approval of amendment to by-laws providing for annual election of directors
3 Ratify Ernest & Young as independent accountant
	4 Shareholder proposal on director election majority vote standard	For For For For For For Against	For For For For For For Against	Management Management Management Management Management Management Shareholder
ETrade Financial ET 269246104 5/25/06	1.1 Elect Director Michael K. Parks 1.2 Elect Director Lewis E. Randall 1.3 Elect Director Stephen H. Willard 2 Ratify Deloitte & Touche as independent accountant	For For For For	For For For For	Management Management Management Management
Express Scripts, Inc. ESRX 302182100 5/24/06	1.1 Elect Director Gary G. Benanav
1.2 Elect Director Frank J. Borelli
1.3 Elect Director Maura C. Breen
1.4 Elect Director Nicholas J. Lahowchic
1.5 Elect Director Thomas P. MacMahon
1.6 Elect Director John O. Parker, Jr.
1.7 Elect Director George Paz
1.8 Elect Director Samuel K. Skinner
1.9 Elect Director Seymour Sternberg
1.10 Elect Director Barrett A. Toan
1.11 Elect Director Howard L. Waltman
2 Ratify amendment to increase number of company's common stock shares
3 Approval of Long-Term Incentive Plan
	4 Ratify PriceWaterHouseCoopers as public accountant	For For For For For For For For For For For For For For	For For For Against For For For For For For For For For For	Management Management Management Management Management Management Management Management Management Management Management Management Management Management
TXU Corp. TXU 873168108 05/19/06	1.1 Elect Director E. Gail De Planque
1.2 Elect Director Leldon E. Echols
1.3 Elect Director Kerney Laday
1.4 Elect Director Jack E. Little
1.5 Elect Director Gerardo I. Lopez
1.6 Elect Director J.E. Oesterreicher
1.7 Elect Director Michael W. Ranger
1.8 Elect Director Leonard H. Roberts
1.9 Elect Director Glenn F. Tilton
1.10 Elect Director John Wilder
2 Approval of Deloitte & Touche as auditor
3 Approval of amendment of the company's restated bylaws
4 Approval of the company's restated certificate of formation
	5 Shareholder proposal to elect directors by majority vote	For For For For For For For For For For For For For Against	For For For For For For For For For For For For For Against	Management Management Management Management Management Management Management Management Management Management Management Management Management Shareholder
Schering-Plough Corp. SGP 806605101 05/19/06	1.1 Elect Director Thomas J. Colligan
1.2 Elect Director Robert Kidder
1.3 Elect Director Carl E. Mundy, Jr.
1.4 Elect Director Patricia F. Russo
1.5 Elect Director Arthur F. Weinbach
2 Ratify Deloitte & Touche as independent accountant
3 Approve amendments to governing instruments to provide for annual election of directors
4 Approve the director's compensation plan
5 Approve 2006 Stock Incentive Plan
6 Shareholder proposal on majority vote standard for election of directors
	7 Shareholder proposal on majority vote on the greatest number of governance issues practicable	For For For For For For For For For Against Against	For For Against Against Against For For For For Against Against	Management Management Management Management Management Management Management Management Management Shareholder Shareholder
Ace Limited ACE G0070K103 5/18/06	1.1 Elect Director Michael G. Atieh
1.2 Elect Director Mary A. Cirillo
1.3 Elect Director Bruce L. Crockett
1.4 Elect Director Thomas J. Neff
1.5 Elect Director Gary M. Stuart
2 Approve amendment to Employee Stock Purchase Plan
	3 Ratify PriceWaterHouseCoopers as accounting firm	For For For For For For For	For For For For For For For	Management Management Management Management Management Management Management
American International Group AIG 026874107 5/17/06	1.1 Elect Director Pei-Yuan Chia
1.2 Elect Director Marshall A. Cohen
1.3 Elect Director Martin S. Feldstein
1.4 Elect Director Ellen V. Futter
1.5 Elect Director Stephen L. Hammerman
1.6 Elect Director Richard C. Holbrooke
1.7 Elect Director Fred H. Langhammer
1.8 Elect Director George L. Miles, Jr.
1.9 Elect Director Morris W. Offit
1.10 Elect Director James F. Orr, III
1.11 Elect Director Martin J. Sullivan
1.12 Elect Director Michael H. Sutton
1.13 Elect Director Edmund S.W. Tse
1.14 Elect Director Robert B. Willumstad
1.15 Elect Director Frank G. Zarb
2 Ratify PriceWaterHouseCoopers as accounting firm
	3 Adoption of Executive Incentive Plan	For For For For For For For For For For For For For For For For For	For For For For For For For For For For For For For For For For For	Management Management Management Management Management Management Management Management Management Management Management Management Management Management Management Management Management
Intel Corporation INTC 458140100 05/17/06	1.1 Elect Director Craig R. Barrett
1.2 Elect Director Charlene Barshefsky
1.3 Elect Director E. John P. Browne
1.4 Elect Director D. James Guzy
1.5 Elect Director Reed E. Hundt
1.6 Elect Director Paul S. Otellini
1.7 Elect Director James D. Plummer
1.8 Elect Director David S. Pottruck
1.9 Elect Director Jane E. Shaw
1.10 Elect Director John L. Thornton
1.11 Elect Director David B. Yoffie
2 Ratify amendment to Second Restated Certificate of Incorporation Article 10
3 Ratify amendment to Second Restated Certificate of Incorporation Article 7
4 Ratify Ernst & Young as public accounting firm
5 Approval of 2006 Equity Incentive Plan
	6 Approval of 2006 Stock Purchase Plan	For For For For For For For For For For For For For For For For	For For For For For For For For For For For For For For For For	Management Management Management Management Management Management Management Management Management Management Management Management Management Management Management Management
Mohawk Industries MHK 608190104 5/17/06	1.1 Elect Director Mr. Bruckmann 1.2 Elect Director Mr. De Cock 1.3 Elect Director Mr. McCurdy	For For For	For For For	Management Management Management
GAP, Inc. GPS 364760108 5/9/06	1.1 Elect Director Howard P. Behar
1.2 Elect Director Adrian D.P. Bellamy
1.3 Elect Director Domenico De Sole
1.4 Elect Director Donald G. Fisher
1.5 Elect Director Doris F. Fisher
1.6 Elect Director Robert J. Fisher
1.7 Elect Director Penelope L. Hughes
1.8 Elect Director Bob L. Martin
1.9 Elect Director Jorge P. Montoya
1.10 Elect Director Paul S. Pressler
1.11 Elect Director James M. Schneider
1.12 Elect Director Mayo A. Shattuck III
2 Ratify Deloitte & Touche as accounting firm
	3 Approve amendment to Stock Option & Award Plan	For For For For For For For For For For For For For For	For For Against For For For For For Against For For For For For	Management Management Management Management Management Management Management Management Management Management Management Management Management Management
Quest Diagnostics DGX 74834L100 5/4/06	1.1 Elect Director Jenne K. Britell, PH.D.
1.2 Elect Director Gail R. Wilensky, Ph.D.
1.3 Elect Director John B. Ziegler
2 Ratify PriceWaterHouseCoopers as accounting firm
3 Proposal to increase the number of common stock shares
	4 Proposal to amend the employee stock purchase plan	For For For For For For	For For For For For For	Management Management Management Management Management Management
EMC Corporation EMC 268648102 5/4/06	1.1 Elect Director Gail Deegan
1.2 Elect Director Olli-Pekka Kallasvuo
1.3 Elect Director Windle B. Priem
1.4 Elect Director Alfred M. Zeien
2 Ratify PriceWaterHouseCoopers as auditor
3 Shareholder proposal relating to the election of directors by majority vote
4 Shareholder proposal relating to pay-for-superior performance
5 Shareholder proposal relating to annual elections of directors
	6 Shareholder proposal relating to EMC's audit committee	For For For For For Against Against Against Against	For For For For For Against Against Against Against	Management Management Management Management Management Shareholder Shareholder Shareholder Shareholder
Golden West Financial GDW 381317106 5/3/06	1.1 Elect Director MaryEllen C. Herringer 1.2 Elect Director Kenneth T. Rosen 1.3 Elect Director Herbert M. Sandler 2 Ratify Deloitte & Touche as auditor	For For For For	For For For For	Management Management Management Management
Unitedhealth Group UNH 91324P102 5/2/06	1.1 Elect Director James A. Johnson
1.2 Elect Director Douglas W. Leatherdale
1.3 Elect Director William W. McGuire, MD.
1.4 Elect Director Mary O. Mundinger, PHD
2 Ratify Deloitte & Touche as accounting firm
	3 Shareholder proposal concerning director election majority vote standard	For For For For For Against	For For For For For Against	Management Management Management Management Management Shareholder
Robert Half Int'l RHI 770323103 5/2/06	1.1 Elect Director Andrew S. Berwick, Jr.
1.2 Elect Director Frederick P. Furth
1.3 Elect Director Edward W. Gibbons
1.4 Elect Director Harold Messmer
1.5 Elect Director Thomas J. Ryan
1.6 Elect Director Stephen Schaub
1.7 Elect Director M. Keith Waddell
2 Ratification of appointment of auditor
	3 Stockholder proposal	For For For For For For For For Against	For For For For For For For For Against	Management Management Management Management Management Management Management Management Shareholder
Zimmer Holdings ZMH 98956P102 5/1/06	1.1 Elect Director Stuart M. Essig 1.2 Elect Director A.A. White III, MD PHD 2 Approve 2006 Stock Incentive Plan 3 Ratify auditor 4 Stockholder proposal to elect director annually	For For For For Against	For For For For Against	Management Management Management Management Stockholder
Broadcom Corp. BRCM 111320107 4/27/06	1.1 Elect Director George L. Farinsky
1.2 Elect Director Maureen E. Grzelakowski
1.3 Elect Director Nancy H. Handel
1.4 Elect Director John Major
1.5 Elect Director Scott A. McGregor
1.6 Elect Director Alan E. Ross
1.7 Elect Director Henry Samueli, PH.D.
1.8 Elect Director Robert E. Switz
1.9 Elect Director Werner F. Wolfen
2 Approve an increase in Class A Common Stock Shares & Eliminate all statements referring to Series A-E Preferred Stock
3 Approval to increase the number of directors
4 Amendment to Stock Incentive Plan
	5 Ratify Ernst & Young as auditor	For For For For For For For For For For For For For	For For For For For For For For For For For For For	Management Management Management Management Management Management Management Management Management Management Management Management Management
Valero Energy VLO 91913Y100 4/27/06	1.1 Elect Director Jerry D. Choate 1.2 Elect Director William R. Kleese 1.3 Elect Director Donald L.Nickles 1.4 Elect Director Susan Kaufman Purcell 2 Ratify KPMG as auditor	For For For For For	For For For For For	Management Management Management Management Management
Baker Hughes Inc. BHI 057224107 4/27/06	1.1 Elect Director Larry D. Brady
1.2 Elect Director Clarence P. Cazalot
1.3 Elect Director Chad C. Deaton
1.4 Elect Director Edward P. Djerejian
1.5 Elect Director Anthony G. Fernandes
1.6 Elect Director Claire W. Gargalli
1.7 Elect Director James A. Lash
1.8 Elect Director James F. McCall
1.9 Elect Director Larry Nichols
1.10 Elect Director John Riley
1.11 Elect Director Charles T. Watson
2 Ratify Deloitte & Touche as independent accountant
3 Proposal for performance criteria for awards under incentive compensation plan
	4 Stockholder proposal regarding voting under the Delaware charter	For For For For For For For For For For For For For Against	For For For For For For For For For For For For For Against	Management Management Management Management Management Management Management Management Management Management Management Management Management Shareholder
Capital One Financial COF 1404H105 4/27/06	1.1 Elect Director Richard D. Fairbank
1.2 Elect Director E.R. Campbell
1.3 Elect Director Stanley Westreich
2 Ratify Ernst & Young as auditor
3 Approval & adoption of amended stock incentive plan
	4 Shareholder proposal for director election majority vote standard	For For For For For Against	For For For For For Against	Management Management Management Management Management Shareholder
Fortune Brands, Inc. FO 349631101 4/25/06	1.1 Elect Director Patricia O. Ewers
1.2 Elect Director Eugene A. Renna
1.3 Elect Director David M.Thomas
2 Ratify PriceWaterhouseCoopers as public accounting firm
3 Shareholder proposal to elect directors annually
	4 Shareholder proposal "pay for superior performance"	For For For For Against Against	For For For For Against Against	Management Management Management Management Shareholder Shareholder
Genentech, Inc. DNA 368710406 4/20/06	1.1 Elect Director Herbert W. Boyer
1.2 Elect Director William M. Burns
1.3 Elect Director Erich Hunziker
1.4 Elect Director Jonathan K.C. Knowles
1.5 Elect Director Arthur D. Levinson
1.6 Elect Director Debra L. Reed
1.7 Elect Director  Charles A. Sanders
2 Approve amendment to employee stock plan
	3 Ratify Ernst & Young as accounting firm	For For For For For For For For For	For For For Against For For Against For For	Management Management Management Management Management Management Management Management Management
Qualcomm, Inc. QCOM 747525103 3/7/06	1.1 Elect Director Richard C. Atkinson
1.2 Elect Director Diana Lady Dougan
1.3 Elect Director Peter M. Sacerdote
1.4 Elect Director Marc I. Stern
2 Approve amendments to the company's restated Certificate of Inc.
3 Approve changes in Company's Equity Compensation Plan
4 Ratify selection of PriceWaterHouseCoopers as independent accountant
	5 Approve adjournment of the meeting if necessary	For For For For For For For For	For For For For For For For For	Management Management Management Management Management Management Management Management
Walgreen WAG 931422109 1/11/06	1.1 Elect Director David W. Bernauer
1.2 Elect Director William C. Foote
1.3 Elect Director James J. Howard
1.4 Elect Alan G. McNally
1.5 Elect Director Cordell Reed
1.6 Elect Director Jeffrey A. Rein
1.7 Elect Director David Y. Schwartz
1.8 Elect Director John B. Schwemm
1.9 Elect Director James A, Skinner
1.10 Elect Director Marilou M. Von Ferstel
1.11 Elect Director Charles R. Walgreen III
2 Ratification of Deloitte & Touche as Public Accounting Firm
	3 Approval of Executive Stock Option Plan	For For For For For For For For For For For For For	For For For For For For For For For For For For For	Management Management Management Management Management Management Management Management Management Management Management Management Management

VOTES CAST FOR THE MANOR FUND:
Company Information	Proposal	Mgt Rec	Vote Cast	Sponsor
Jabil Circuit, Inc. JBL 466313103 8/2/07	1.1 Elect Director Laurence S. Grafstein
1.2 Elect Director Mel S. Lavitt
1.3 Elect Director Timothy L. Main
1.4 Elect Director William D. Morean
1.5 Elect Director Lawrence J. Murphy
1.6 Elect Director Frank A. Newman
1.7 Elect Director Steven A. Raymund
1.8 Elect Director Thomas A. Sansone
1.9 Elect Director Kathleen A. Walters
2 Approve amendment to the 2002 Stock Incentive Plan
3 Ratify KPMG as independent accountant
	4 Transact other business that may come before the annual meeting	For For For For For For For For For For For For	For For For For For For For For For Against For For	Management Management Management Management Management Management Management Management Management Management Management Management
Best Buy Co. BBY 086516101 6/27/07	1.1 Elect Director Ronald James
1.2 Elect Director Elliot S. Kaplan
1.3 Elect Director Matthew H. Paull
1.4 Elect Director James E. Press
1.5 Elect Director Richard M. Schulze
1.6 Elect Director Mary A. Tolan
1.7 Elect Director Hatim A. Tyabji
1.8 Elect Director Rogelio M. Rebolledo
2 Ratify Deloitte & Touche as public accounting firm
	3 Approval of amendment to the 2004 Omnibus Stock & Incentive Plan to increase number of shares to the plan	For For For For For For For For For For	For For For For For For For For For For	Management Management Management Management Management Management Management Management Management Management
Federal Home Loan Mort. Corp. FRE 313400301 6/8/07	1.1 Elect Director Barbara T. Alexander
1.2 Elect Director Geoffrey T. Boisi
1.3 Elect Director Michelle Engler
1.4 Elect Director Robert R. Glauber
1.5 Elect Director Richard Karl Goeltz
1.6 Elect Director Thomas S. Johnson
1.7 Elect Director William M. Lewis, Jr.
1.8 Elect Director Eugene M. McQuade
1.9 Elect Director Shaun F. O'Malley
1.10 Elect Director Jeffrey M. Peek
1.11 Elect Director Nicolas P. Retsinas
1.12 Elect Director Stephen A. Ross
1.13 Elect Director Richard F. Syron
2 Ratify PriceWaterHouseCoopers as independent auditor
	3 Approval of the amendment to the 1995 Directors Stock Compensation Plan	For For For For For For For For For For For For For For For	For For For For For For For For For For For For For For For	Management Management Management Management Management Management Management Management Management Management Management Management Management Management Management
Devon Energy DVN 25179M103 6/6/07	1.1 Elect Director Thomas F. Ferguson 1.2 Elect Director David M. Gavrin 1.3 Elect Director John Richels 2 Ratify the appointment of the company's auditor for 2007	For For For For	For For For For	Management Management Management Management
Nabors Industries Ltd. NBR G6359F103 6/5/07	1.1 Elect Director Alexander M. Knaster
1.2 Elect Director James L. Payne
1.3 Elect Director Hans W. Schmidt
2 Appointment of PriceWaterHouseCoopers as independent auditor
3 Shareholder proposal regarding compensation of executive officers of the company
	4 Shareholder proposal to adopt a pay for performance standard	For For For For Against Against	For For For For Against Against	Management Management Management Management Shareholder Shareholder
Wal-Mart WMT 931142103 6/1/2007	1.1 Elect Director Aida M. Allvarez
1.2 Elect Director James W. Breyer
1.3 Elect Director M. Michele Burns
1.4 Elect Director James I. Cash, Jr.
1.5 Elect Director Roger C. Corbett
1.6 Elect Director Douglas N. Daft
1.7 Elect Director David D. Glass
1.8 Elect Director Roland A. Hernandez
1.9 Elect Director Allen I. Questrom
1.10 Elect Director H. Lee Scott, Jr.
1.11 Elect Director Jack C. Shewmaker
1.12 Elect Director Jim C. Walton
1.13 Elect Director S. Robson Walton
1.14 Elect Director Christopher J. Williams
1.15 Elect Director Linda S. Wolf
2 Ratify Ernst & Young as independent accountant
3 Shareholder proposal on charitable contributions report
4 Shareholder proposal on universal health care policy
5 Shareholder proposal on pay-for-superior performance
6 Shareholder proposal on Equity compensation glass ceiling
7 Shareholder proposal on compensation disparity
8 Shareholder proposal on business social responsibility report
9 Shareholder proposal on executive compensation vote
10 Shareholder proposal on political contributions report
11 Shareholder proposal on social & reputation report
12 Shareholder proposal on cumulative voting
13 Shareholder proposal on qualifications for director nominees	For For For For For For For For For For For For For For For For Against Against Against Against Against Against Against Against Against Against Against	For For For For For For For For For For For For For For For For Against Against Against Against Against Against Against Against Against Against Against	Management
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Endo Pharmaceuticals ENDP 29264F205 5/30/07	1.1 Elect Director John J. Delucca
1.2 Elect Director Michel De Rosen
1.3 Elect Director George F. Horner, III
1.4 Elect Director Michael Hyatt
1.5 Elect Director Roger H. Kimmel
1.6 Elect Director Peter A. Lankau
1.7 Elect Director C.A.Meanwell, MD, PhD
	2 Approve the company's stock incentive plan.	For For For For For For For For	For For For For For For For Against	Management Management Management Management Management Management Management Management
Weatherford Int'l WFT G95089101 5/30/07	1.1 Elect Director Nicholas F. Brady
1.2 Elect Director William E. Macaulay
1.3 Elect Director David J. Butters
1.4 Elect Director Bernard J. Duroc-Danner
1.5 Elect Director Robert K. Moses, Jr.
1.6 Elect Director Sheldon B. Lubar
1.7 Elect Director Robert A. Rayne
	2 Appointment of Ernst & Young as auditor	For For For For For For For For	For For For For For For Against For	Management Management Management Management Management Management Management Management
Home Depot, Inc. HD 437076102 5/24/07	1.1 Elect Director David H. Batchelder
1.2 Elect Director Francis S. Blake
1.3 Elect Director Gregory D. Brenneman
1.4 Elect Director John D. Clendenin
1.5 Elect Director Claudio X. Gonzalez
1.6 Elect Director Milledge A. Hart, III
1.7 Elect Director Bonnie G. Hill
1.8 Elect Director Laban P. Jackson, Jr.
1.9 Elect Director Helen Johnson-Leipold
1.10 Elect Director Lawrence R. Johnston
1.11 Elect Director Kenneth G. Langone
2 Ratify KPMG as public accountants
3 Shareholder proposal regarding poison pill implementation
4 Shareholder proposal regarding employment diversity report disclosure
5 Shareholder proposal regarding executive officer compensation
6 Shareholder proposal regarding management bonuses
7 Shareholder proposal regarding retirement benefits
8 Shareholder proposal regarding equity compensation
9 Shareholder proposal regarding pay-for-superior performance
10 Shareholder proposal regarding political nonpartisanship
11 Shareholder proposal regarding chairman & CEO	For For For For For For For For For For For For Against Against Against Against Against Against Against Against Against	For For For For For For For For For For For For Against Against Against Against Against Against Against Against Against	Management
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Amphenol Corp. APH 032095101 5/23/07	1.1 Elect Director Stanley L. Clark
1.2 Elect Director Andrew E. Lietz
1.3 Elect Director Martin H. Loeffler
2 Ratify Deloitte & Touche as public accountants
	3 Approval of the increase in the number of authorized shares	For For For For For	For For For For For	Management Management Management Management Management
J.C.Penney Co. JCP 708160106 5/18/07	1.1 Elect Director C.C. Barrett
1.2 Elect Director M.A. Burns
1.3 Elect Director M.K. Clark
1.4 Elect Director A.M. Tallman
2 Ratify KPMG as independent auditor
3 Stockholder proposal relating to stockholder approval of certain severance agreements
	4 Stockholder proposal relating to adoption of a majority vote standard for the election of directors	For For For For For Against Against	For For For For For Against Against	Management Management Management Management Management Stockholder Stockholder
Vornado Realty Trust VNO 929042109 5/17/07	1.1 Elect Director Robert P. Kogod
1.2 Elect Director David Mandelbaum
1.3 Elect Director Richard R. West
2 Ratify independent accounting firm
	3 Shareholder proposal regarding majority voting for trustees	For For For For Against	For For For For Against	Management Management Management Management Stockholder
Wellpoint Inc. WLP 94973V107 5/16/07	1.1 Elect Director Sheila P. Burke
1.2 Elect Director Victor S. Liss
1.3 Elect Director Jane G. Pisano, Ph.D.
1.4 Elect Director George A. Schaefer, Jr.
1.5 Elect Director Jackie M. Ward
1.6 Elect Director John E. Zuccotti
2 Approve majority voting for the election of directors in non-contested elections
	3 Ratify Ernst & Young as independent auditor	For For For For For For For For	For For For For For For For For	Management Management Management Management Management Management Management Management
The Allstate Corp. ALL 020002101 5/15/07	1.1 Elect Director F. Duane Ackerman
1.2 Elect Director James G. Andress
1.3 Elect Director Robert D. Beyer
1.4 Elect Director W. James Farrell
1.5 Elect Director Jack M. Greenberg
1.6 Elect Director Ronald T. Lemay
1.7 Elect Director Edward M. Liddy
1.8 Elect Director Edward J. Christopher Reyes
1.9 Elect Director H. John Riley, Jr.
1.10 Elect Director Joshua I. Smith
1.11 Elect Director Judith A. Sprieser
1.12 Elect Director Mary Alice Taylor
1.13 Elect Direction Thomas J. Wilson
2 Appointment of Deloitte & Touche as independent auditor
	3 Approve amendments to the certificate of incorporation to eliminate supermajority vote requirements	For For For For For For For For For For For For For For For	For For For For For For For For For For For For For For For	Management Management Management Management Management Management Management Management Management Management Management Management Management Management Management
Norfolk Southern Corp. NSC 655844108 5/10/07	1.1 Elect Director Alston D. Correll 1.2 Elect Director Landon Hilliard 1.3 Elect Director Burton M. Joyce 1.4 Elect Director Jane Margaret O'Brien 2 Ratify KPMG as independent accountant	For For For For For	For For For Against For	Management Management Management Management Management
Nucor Corp. NUE 670346105 5/10/07	1.1 Elect Director Daniel R. Dimicco 1.2 Elect Director J.D. Hlavacek, Ph.D. 1.3 Elect Director Raymond J. Milchovich 2 Ratify PriceWaterHouseCoopers as independent accountant 3 Stockholder proposal	For For For For Against	For For For For Against	Management Management Management Management Shareholder
Amgen Inc. AMGN 031162100 5/9/07	1.1 Elect Director Frank J. Biondi, Jr.
1.2 Elect Director Jerry D. Choate
1.3 Elect Director Frank C. Herringer
1.4 Elect Director Gilbert S. Omenn
2 Ratify Ernst & Young as independent accountant
3 Approve amendment eliminating the classification of the board of directors to the company's restated Certificate of Inc.
4 Approve amendment eliminating the classification of the board of directors to the company's restated bylaws.
5 Stockholder proposal in regard to animal welfare policy
	6 Stockholder policy regarding sustainability report.	For For For For For For For Against Against	For For For For For For For Against Against	Management Management Management Management Management Management Management Shareholder Shareholder
Exelon Corp. EXC 30161N101 5/8/07	1.1 Elect Director N. Debenedictis
1.2 Elect Director Sue L. Gin
1.3 Elect Director W.C. Richardson Ph.D
1.4 Elect Director Thomas J. Ridge
1.5 Elect Director Don Thompson
1.6 Elect Director Stephen D. Steinour
2 Ratification of independent accountant
3 Amendment to allow for annual election of all directors
	4 Shareholder proposal to require shareholder approval of future executive severance benefits	For For For For For For For For Against	Against For For For For For For For Against	Management Management Management Management Management Management Management Management Shareholder
Prudential Financial, Inc. PRU 744320102 5/8/07	1.1 Elect Director Frederic K. Becker
1.2 Elect Director Gordon M. Bethune
1.3 Elect Director Gaston Caperton
1.4 Elect Director Gilbert F. Casellas
1.5 Elect Director James G. Cullen
1.6 Elect Director William H. Gray III
1.7 Elect Director Jon F. Hanson
1.8 Elect Director Constance J. Horner
1.9 Elect Director Karl J. Krapek
1.10 Elect Director Christine A. Poon
1.11 Elect Director Arthur F. Ryan
1.12 Elect Director James A. Unruh
	2 Ratify PriceWaterHouseCoopers as auditor	For For For For For For For For For For For For For	For For For For For For For For For For For For For	Management Management Management Management Management Management Management Management Management Management Management Management Management
Occidental Petroleum Co. OXY 674599105 5/4/07	1.1 Elect Director Spencer Abraham
1.2 Elect Director Ronald W. Burkle
1.3 Elect Director John S. Chalsty
1.4 Elect Director Edward P. Djerejian
1.5 Elect Director R. Chad Dreier
1.6 Elect Director John E. Feick
1.7 Elect Director Ray R. Irani
1.8 Elect Director Irvin W. Maloney
1.9 Elect Director Rodolfo Segovia
1.10 Elect Director Aziz D. Syriani
1.11 Elect Director Rosemary Tomich
1.12 Elect Director Walter L. Weisman
2 Ratification of KPMG as independent auditors
3 Approval of amendment to 2005 Long Term Incentive Plan
4 Shareholder proposal on global warming report
5 Shareholder proposal for advisory vote to ratify executive compensation
	6 Shareholder proposal pertaining to performance-based stock options	For For For For For For For For For For For For For For Against Against Against	For For For For For For For For For For For For For For Against Against Against	Management Management Management Management Management Management Management Management Management Management Management Management Management Management Shareholder Shareholder Shareholder
Colgate-Palmolive CL 194162103 5/3/2007	1.1 Elect Director J.T. Cahill
1.2 Elect Director J.K. Conway
1.3 Elect Director E.M. Hancock
1.4 Elect Director D.W. Johnson
1.5 Elect Director R.J. Kogan
1.6 Elect Director D.E. Lewis
1.7 Elect Director R. Mark
1.8 Elect Director J.P. Reinhard
2 Ratify PriceWaterHouseCoopers as accounting firm
3 Stockholder proposal on special shareholder meetings
	4 Stockholder proposal on executive compensation	For For For For For For For For For Against Against	For For For For For For For For For Against Against	Management Management Management Management Management Management Management Management Management Shareholder Shareholder
Pepsico, Inc. PEP 713448108 5/2/2007	1.1 Elect Director D. Dublon
1.2 Elect Director V.J. Dzau
1.3 Elect Director R.L. Hunt
1.4 Elect Director A. Ibarguen
1.5 Elect Director A.C. Martinez
1.6 Elect Director I.K. Nooyi
1.7 Elect Director S.P. Rockfeller
1.8 Elect Director J.J. Schiro
1.9 Elect Director D. Vasella
1.10 Elect Director M.D. White
2 Approval of independent registered accountant
3 Approval of 2007 Long Term incentive plan
	4 Shareholder proposal on charitable contributions	For For For For For For For For For For For For Against	For For For For For For For For For For For For Against	Management Management Management Management Management Management Management Management Management Management Management Management Stockholder
AT&T Inc. T 00206R102 4/27/2007	1.1 Elect Director William F. Aldinger III
1.2 Elect Director Gilbert F. Amelio
1.3 Elect Director Reuben V. Anderson
1.4 Elect Director James H. Blanchard
1.5 Elect Director August A. Busch III
1.6 Elect Director James P. Kelly
1.7 Elect Director Charles F. Knight
1.8 Elect Director Jon C. Madonna
1.9 Elect Director Lynn M. Martin
1.10 Elect Director John B. McCoy
1.11 Elect Director Mary S. Metz
1.12 Elect Director Toni Rembe
1.13 Elect Joyce M. Roche
1.14 Elect Director Randall L. Stephenson
1.15 Elect Director Laura D'Andrea Tyson
1.16 Elect Director Patricia P. Upton
1.17 Elect Director Edward F. Whitacre, Jr.
2 Ratify appointment of independent auditor
3 Approve AT & T severance policy
4 Stockholder Proposal A
5 Stockholder Proposal B
6 Stockholder Proposal C
7 Stockholder Proposal D
8 Stockholder Porposal E	For For For For For For For For For For For For For For For For For For For Against Against Against Against Against	For Against For For For For Against For Against For Against For Against For Against Against For For For Against Against Against Against Against	Management
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Johnson & Johnson JNJ 478160104 4/26/07	1.1 Elect Director Mary S. Coleman
1.2 Elect Director James G. Cullen
1.3 Elect Director Micheal M.E. Johns
1.4 Elect Arnold G. Langbo
1.5 Elect Director Susan L.dquist
1.6 Elect Director Leo F. Mullin
1.7 Elect Director Christine A. Poon
1.8 Elect Director Charles Prince
1.9 Elect Director Steven S. Reinemund
1.10 Elect Director David Satcher
1.11 Elect Director William C. Weldon
2 Ratification of PriceWaterHouseCoopers as public accounting firm
3 Proposal on majority voting for director nominees
	4 Proposal on Supplemental retirement plan	For For For For For For For For For For For For For For	For For For For For For For For For For For For Against Against	Management Management Management Management Management Management Management Management Management Management Management Management Shareholder Shareholder
Allan Inc. AL 013716105 4/26/07	1.1 Elect Director R. Berger
1.2 Elect Director L.D. Desautels
1.3 Elect Director R.B. Evans
1.4 Elect Director L.Y. Fortier
1.5 Elect Director J.E. Garten
1.6 Elect Director J.P. Jacamon
1.7 Elect Director Y. Mansion
1.8 Elect Director C. Morin-Postel
1.9 Elect Director H. Munroe-Blum
1.10 Elect Director H.O. Ruding
1.11 Elect Director G. Schulmeyer
1.12 Elect Director P.M. Tellier
1.13 Elect Director M.K. Wong
2 Appointment of PriceWatersHouseCoopers as auditors
	3 Amendments to Alcan Executive Share Option Plan	For For For For For For For For For For For For For For For	For Against For For For Against For For For Against Against For For For For	Management Management Management Management Management Management Management Management Management Management Management Management Management Management Management
General Electric GE 369604103 4/25/07	1.1 Elect Director James I. Cash, Jr.
1.2 Elect Director Sir William M. Castell
1.3 Elect Director Ann M. Fudge
1.4 Elect Director Claudio X. Gonzalez
1.5 Elect Director Susan Hockfield
1.6 Elect Director Jeffrey R. Immelt
1.7 Elect Director Andrea Jung
1.8 Elect Director Alan G. Lafley
1.9 Elect Director Robert W. Lane
1.10 Elect Director Ralph S. Larsen
1.11 Elect Director Rochelle B. Lazarus
1.12 Elect Director Sam Nunn
1.13 Elect Director Roger S. Penske
1.14 Elect Director Robert J. Swieringa
1.15 Elect Director Douglas A. Warner III
1.16 Elect Director Robert C. Wright
2 Ratification of KPMG
3 Adoption of majority voting for directors
4 Approval of 2007 Long Term Incentive Plan
5 Approval of material terms of senior officer performance goals
6 Shareholder proposal for cumulative voting
7 Shareholder proposal to curb over-extended directors
8 Shareholder proposal for one director from the ranks or retirees
9 Shareholder proposal for independent board chairman
10 Shareholder proposal to eliminate dividend equivalents
11 Shareholder proposal for report on charitable contributions
12 Shareholder proposal for global warming report
13 Shareholder proposal to establish ethical criteria for military contracts
14 Shareholder report for pay differential	For For For For For For For For For For For For For For For For For For For For Against Against Against Against Against Against Against Against Against	For For For For For For For For For For For For For For For For For For For For Against Against Against Against Against Against Against Against Against	Management
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Bank of America BAC 060505104 4/25/07	1.1 Elect Director William Barnet, III
1.2 Elect Director Frank P. Bramble, Sr.
1.3 Elect Director John T. Collins
1.4 Elect Director Gary L. Countryman
1.5 Elect Director Tommy R. Franks
1.6 Elect Director Charles K. Gifford
1.7 Elect Director W. Steven Jones
1.8 Elect Director Kenneth D. Lewis
1.9 Elect Director Monica C. Lozano
1.10 Elect Director Walter E. Massey
1.11 Elect Director Thomas J. May
1.12 Elect Director Patricia E. Mitchell
1.13 Elect Director Thomas M. Ryan
1.14 Elect Director G. Temple Sloan, Jr.
1.15 Elect Director Meredith R. Spangler
1.16 Elect Director Robert L. Tillman
1.17 Elect Director Jackie M. Ward
2 Ratify independent accounting firm
3 Stockholder proposal regarding stock options
4 Stockholder proposal regarding number of directors
5 Stockholder proposal regarding independent Board Chairman	For For For For For For For For For For For For For For For For For For Against Against Against	For For For For For For For For For For For For For For For For For For Against Against Against	Management
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International Business Machines IBM 459200101 4/24/07	1.1 Elect Director C. Black
1.2 Elect Director K.I. Chenault
1.3 Elect Director J. Dormann
1.4 Elect Director M.L. Eskew
1.5 Elect Director S.A. Jackson
1.6 Elect Director M. Makihara
1.7 Elect Director L.A. Noto
1.8 Elect Director J.W. Owens
1.9 Elect Director S.J. Palmisano
1.10 Elect Director J.E. Spero
1.11 Elect Director S. Taurel
1.12 Elect Director L.H. Zambrano
2 Ratification of Appointment of independent accountant
3 Amendment to certificate to eliminate statutory supermajority voting; merger or consolidation
4 Amendment to eliminate statutory supermajority voting;disposition of all or substantially all of the assets of the corp. outside the ordinary course of business.
5 Amendment to certificate to eliminate statutory supermajority voting; plan for the exchange of shares of the corp.
6 Amendment to certificate to eliminate statutory supermajority voting;authorization of dissolution of the corporation
7 Stockholder proposal on cumulative voting
8 Stockholder proposal on pension and retirement medical
9 Stockholder proposal on executive compensation
10 Stockholder proposal on offshoring
11 Stockholder proposal on majority voting for directors	For For For For For For For For For For For For For For For For For Against Against Against Against Against	For For For For For For For For For For For For For For For For For Against Against Against Against Against	Management
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Chubb Corp. CB 171232101 4/24/07	1.1 Elect Director Zoe Baird
1.2 Elect Director Sheila P. Burke
1.3 Elect Director James I. Cash, Jr.
1.4 Elect Director Joel L. Cohen
1.5 Elect Director John D. Finnegan
1.6 Elect Director Klaus J. Mangold
1.7 Elect Director Sir D.G. Scholey, CBE
1.8 Elect Director Lawrence M. Small
1.9 Elect Director Daniel E. Somers
1.10 Elect Director Karen Hastie Williams
1.11 Elect Director Alfred W. Zollar
2 Ratify Ernst & Young as auditor
3 Adopt amendment to restate certificate of incorporation
	4 Shareholder proposal regarding political contributions	For For For For For For For For For For For For For Against	For For For For For For For For For For For For For Against	Management Management Management Management Management Management Management Management Management Management Management Management Management Shareholder
Dover Corp. DOV 260003108 4/17/07	1.1 Elect Director D.H. Benson
1.2 Elect Director R.W. Cremin
1.3 Elect Director J-P.M. Ergas
1.4 Elect Director K.C. Graham
1.5 Elect Director R.L. Hoffman
1.6 Elect Director J.L. Koley
1.7 Elect Director R.K. Lochridge
1.8 Elect Director T.L. Reece
1.9 Elect Director B.G. Rethore
1.10 Elect Director M.B. Stubbs
1.11 Elect Director M.A. Winston
2 Shareholder proposal regarding a sustainability report
	3 To Transact such other business as may properly come before the meeting	For For For For For For For For For For For Against For	For For For For For For For For For For For Against For	Management Management Management Management Management Management Management Management Management Management Management Shareholder Management
Citigroup, Inc. C 172967101 4/17/2007	1.1 Elect Director C. Michael Armstrong
1.2 Elect Director Alain J.P. Belda
1.3 Elect Director George David
1.4 Elect Director Kenneth T. Derr
1.5 Elect Director John M. Deutch
1.6 Elect Director Roberto Hernandez Ramirez
1.7 Elect Director Klaus Kleinfeld
1.8 Elect Director Andrew N. Liveris
1.9 Elect Director Anne Mulcahy
1.10 Elect Director Richard D. Parsons
1.11 Elect Director Charles Prince
1.12 Elect Director Judith Rodin
1.13 Elect Director Robert E. Rubin
1.14 Elect Director Franklin A. Thomas
2 Ratify KPMG as public accounting firm
3 Shareholder proposal for report on prior governmental service of certain individuals
4 Shareholder proposal requesting a report on political contributions
5 Shareholder proposal requesting report on charitable contributions
6 Shareholder proposal requesting an advisory resolution to ratify executive compensation
7 Shareholder Proposal regarding CEO Compensation
8 Shareholder proposal requesting the the COB have no management duties, titles or responsibilities
9 Shareholder proposal requesting stock options be subject to five year sales restriction
10 Shareholder proposal requesting cumulative voting
11 Shareholder proposal requesting stockholders have the right to call special shareholder meetings	For For For For For For For For For For For For For For For Against Against Against Against Against Against Against Against Against	For For For For For For For For For For For For For For For Against Against Against Against Against Against Against Against Against	Management
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Applied Materials, Inc. AMAT 038222105 03/14/07	1.1 Elect Director Michael H. Armacost
1.2 Elect Director Robert H. Brust
1.3 Elect Director Deborah A. Coleman
1.4 Elect Director Philip V. Gerdine
1.5 Elect Director Thomas J. Iannotti
1.6 Elect Director Charles Y.S. Liu
1.7 Elect Director James C. Morgan
1.8 Elect Director Gerhard H. Parker
1.9 Elect Director Willem P. Roelandts
1.10 Elect Director Michael R. Splinter
2 Approve Employee Stock Incentive Plan
3 Approve Employees Stock Purchase Plan
4 Approve Senior Executive Bonus Plan
	5 Ratify KPMG as Accounting firm	For For For For For For For For For For For For For For	For For For For For For For For For For For For For For	Management Management Management Management Management Management Management Management Management Management Management Management Management Management
Tyco International TYC 902124106 03/08/07	1.1 Elect Director Dennis C. Blair
1.2 Elect Director Edward D. Breen
1.3 Elect Director Brian Duperreault
1.4 Elect DirectorBruce S. Gordon
1.5 Elect Director Rajiv J. Gupta
1.6 Elect Director John A. Krol
1.7 Elect Director H. Carl McCall
1.8 Elect Director Brendan R. O'Neill
1.9 Elect Director William S. Stavropoulos
1.10 Elect Director Sandra S. Wijnberg
1.11 Elect Director Jerome B. York
	2 Appointment of Deloitte & Touche as independent auditors	For For For For For For For For For For For For	For For For For For For For For For For For For	Management Management Management Management Management Management Management Management Management Management Management Management
Federal Home Loan Mortgage FRE 313400301 9/8/06	1.1 Elect Director Barbara T. Alexander
1.2 Elect Director Geoffrey T. Boisi
1.3 Elect Director Michelle Engler
1.4 Elect Director Robert R. Glauber
1.5 Elect Director Richard Karl Goeltz
1.6 Elect Director Thomas S. Johnson
1.7 Elect Director William M. Lewis, Jr.
1.8 Elect Director Eugene M.cQuade
1.9 Elect Director Shaun F. O'Malley
1.10 Elect Director Jeffrey M. Peek
1.11 Elect Director Ronald F. Poe
1.12 Elect Director Stephen A. Ross
1.13 Elect Director Richard F. Syron
2 Ratify Pricewaterhousecoopers as auditor
	3 Shareholder proposal regarding charitable contributions	For For For For For For For For For For For For For For Against	Against Against For For For For For For For For For For For For Against	Management Management Management Management Management Management Management Management Management Management Management Management Management Management Shareholder

VOTES CAST FOR THE BOND FUND
There are no proxy votes cast or recorded for The Bond Fund

SIGNATURES

      Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the under-signed, thereunto duly authorized.

/s/ Daniel A. Morris

Daniel A. Morris
President

August 31, 2007